VESSEL UNDER FINANCE LEASE, NET (Tables)	12 Months Ended
Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Schedule of Lease Cost

	2020
(in thousands of $)	Vessel	Drydocking expenditure	Total
Cost
As of January 1, and December 31	163,231	11,280	174,511

Depreciation and amortization
As of January 1	(63,447)	(2,631)	(66,078)
Charge for the year	(3,643)	(2,256)	(5,899)
As of December 31	(67,090)	(4,887)	(71,977)

Net book value as of December 31	96,141	6,393	102,534

	2019
	Vessel	Drydocking expenditure	Total
Cost
As of January 1, and December 31	163,231	11,280	174,511

Depreciation and amortization
As of January 1	(59,425)	(375)	(59,800)
Charge for the year	(4,022)	(2,256)	(6,278)
As of December 31	(63,447)	(2,631)	(66,078)

Net book value as at December 31	99,784	8,649	108,433